Share Capital Issued - Additional Information (Detail) - EUR (€)													1 Months Ended					12 Months Ended
	Jun. 29, 2017	Dec. 08, 2016	May 05, 2014	Jul. 15, 2013	Jun. 11, 2013	May 31, 2013	May 06, 2013	May 05, 2011	Oct. 29, 2010	Oct. 14, 2010	Dec. 23, 2008	Aug. 31, 2007	Aug. 31, 2017	Jun. 30, 2015	Mar. 31, 2015	Jan. 31, 2015	Jun. 30, 2014	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 05, 2013	Jul. 24, 2007
Disclosure of classes of share capital [line items]
Issued capital																		€ 34,337,000	€ 32,571,000	€ 32,571,000
Number of ordinary shares																		9,867,844
Common stock , par value																		€ 3.48
Date of incorporation																		Jul. 24, 2007
Share capital																							€ 62,500
Proceeds from capital increase									€ 12,100,809
Warrants exercised																		225,966		6,749	139,415
Increase in capital								€ 18,925,474									€ 25,000	€ 625,000
Convertible loans converted to shares, amount						€ 28,645,000
Increase in capital and issue premium by contribution in cash						7,000,000
Preferred shares conversion ratio					100.00%
Proceeds from issuing shares																		€ 625,000		€ 109,154,000
Cost related to capital increase				€ 2,800,000
Description of authorization invested in board of directors																		On 11 June 2013, the Extraordinary General Shareholders' Meeting of Celyad SA authorized the Board of Directors to increase the share capital of the Company, in one or several times, and under certain conditions set forth in extenso in the articles of association. This authorization is valid for a period of five years starting on 26 July 2013 and until 26 July 2018. The Board of Directors may increase the share capital of the Company within the framework of the authorized capital for an amount of up to €21,413k.
Expected increase in capital					€ 21,413,000
Shares issued related to exercise of warrants																		225,966		6,749	139,415
Warrants exercise periods	5 years	5 years	10 years				10 years		10 years									Over four different exercise periods	10 years	Over three different exercise periods	Over four different exercise periods
Number of shares issued and outstanding																		9,867,844
Oncyte LLC
Disclosure of classes of share capital [line items]
Shares issued																93,087
Increase in capital																€ 3,452,000
Initial public offering [member]
Disclosure of classes of share capital [line items]
Issued capital																						€ 23,002,000
Common stock , par value																						€ 16.65
Shares issued														1,460,000								1,381,500
Increase in capital														€ 87,965,000
Proceeds from issuing shares				€ 26,452,000
Over allotment option [member]
Disclosure of classes of share capital [line items]
Shares issued				207,225
Proceeds from issuing shares				€ 3,450,000
Share capital [member]
Disclosure of classes of share capital [line items]
Increase in capital																				€ 23,000	€ 488,000
Convertible loans converted to shares, amount						5,026,000
Share premium [member]
Disclosure of classes of share capital [line items]
Increase in capital																				€ 196,000	€ 500,000
Convertible loans converted to shares, amount						6,988,000
Private placement [member]
Disclosure of classes of share capital [line items]
Shares issued															713,380
Increase in capital															€ 31,745,000
Other reserves [member]
Disclosure of classes of share capital [line items]
Convertible loans converted to shares, amount						€ 16,613,000
Conversion of Loan D [member]
Disclosure of classes of share capital [line items]
Nominal amount										€ 2,010,000
Round B Investors [member]
Disclosure of classes of share capital [line items]
Shares authorized											875,759
Round B Investors [member] | Convertible loan [member]
Disclosure of classes of share capital [line items]
Capital contribution											€ 2,387,049
Round B Investors [member] | Cash 1 [member]
Disclosure of classes of share capital [line items]
Capital contribution											4,849,624
Round B Investors [member] | Uncalled Cash [member]
Disclosure of classes of share capital [line items]
Capital contribution											€ 1,949,624
Celdara Medical [member]
Disclosure of classes of share capital [line items]
Common stock , par value													€ 32.35
Shares issued													328,275
Description of share price calculation													Average market price
Celdara Medical [member] | Share capital [member]
Disclosure of classes of share capital [line items]
Increase in capital													€ 1,141,000
Celdara Medical [member] | Share premium [member]
Disclosure of classes of share capital [line items]
Increase in capital													€ 9,479,000
Mayo Clinic [member]
Disclosure of classes of share capital [line items]
Contribution in kind of the upfront fee that was due upon execution of the Mayo Licence												€ 9,500,000
Medisun International Limited [member]
Disclosure of classes of share capital [line items]
Shares subscribed																	568,180
Class A shares [member]
Disclosure of classes of share capital [line items]
Shares issued																							409,375
Class A shares [member] | Round B Investors [member]
Disclosure of classes of share capital [line items]
Shares authorized											671,107
Class A shares [member] | Mayo Clinic [member]
Disclosure of classes of share capital [line items]
Shares issued												261,732
Class B shares [member] | Conversion of Loan D [member]
Disclosure of classes of share capital [line items]
Shares issued										57,095
Capital contribution										€ 2,018,879.20
Share conversion price per share										€ 35.36
Class B shares [member] | Conversion of Loan C [member]
Disclosure of classes of share capital [line items]
Shares issued									92,068
Capital contribution									€ 3,255,524.48
Share conversion price per share									€ 35.36
Class B shares [member] | Round B Investors [member]
Disclosure of classes of share capital [line items]
Shares issued											204,652
Shares authorized											204,652
Class B shares [member] | Existing investor [member]
Disclosure of classes of share capital [line items]
Common stock , par value									€ 35.36
Shares issued									73,793
Capital contribution									€ 2,609,320.48
Class B shares [member] | New Investor [Member]
Disclosure of classes of share capital [line items]
Common stock , par value									€ 44.20
Shares issued									9,048
Capital contribution									€ 399,921.60
Class B shares [member] | Round C Investors [member]
Disclosure of classes of share capital [line items]
Shares issued									12,300
Class B shares [member] | Mayo Clinic [member]
Disclosure of classes of share capital [line items]
Common stock , par value										€ 44.20
Shares issued										69,455
Contribution in kind										€ 3,069,911
Class B shares [member]
Disclosure of classes of share capital [line items]
Common stock , par value																		€ 35.36
Shares issued																		67,502
Class B shares [member] | Existing investor [member]
Disclosure of classes of share capital [line items]
Common stock , par value									€ 22.44
Shares issued									21,000
Capital contribution									€ 471,240
Warrant A [member] | Round C Investors [member]
Disclosure of classes of share capital [line items]
Warrants exercised									12,300
Proceeds from exercise of warrants									€ 276,012
Warrants exercise price									€ 22.44